Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Interests
Number of major interests | item	2
Revenue	$ 1,315.7	$ 1,300.0
Major Interest One
Interests
Revenue	$ 349.1	$ 235.0
Percentage of revenue (as a percent)	17.00%	18.00%
Major Interest Two
Interests
Percentage of revenue (as a percent)	10.00%